Financial Instruments (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 22, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020	Nov. 30, 2021	Nov. 02, 2021	Apr. 26, 2021
Financial Instruments (Details) [Line Items]
Risk-free rate		0.73%	0.73%
Percentage of shares and voting interests	100.00%	100.00%			100.00%	100.00%	100.00%
Contingent consideration liability (in Dollars)		$ 8,792
Share price had increased percentage		10.00%	10.00%
Fair value of the warrants (in Dollars)		$ 399
Share price decreased percentage		10.00%	10.00%
Fair value of the warrants decreased (in Dollars)		$ 393
Contingent consideration (in Dollars)		0
Deposited amount (in Dollars)		3,362,000
Net asset (in Dollars)		$ 3,362,000
Positive [Member]
Financial Instruments (Details) [Line Items]
Risk Neutral probability percentage		21.00%	21.00%
Risk neutral probability of gross profit percentage		1.00%	1.00%
Neutral [Member]
Financial Instruments (Details) [Line Items]
Risk Neutral probability percentage		31.00%	31.00%
Risk neutral probability of gross profit percentage		11.00%	11.00%
Negative [Member]
Financial Instruments (Details) [Line Items]
Risk Neutral probability percentage		47.00%	47.00%
Risk neutral probability of gross profit percentage		89.00%	89.00%
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Essemtec’s underlying (in Francs) | SFr			SFr 2,100
Essemtec’s underlying gross profit (in Francs) | SFr			13,502
Top of range [member]
Financial Instruments (Details) [Line Items]
Essemtec’s underlying (in Francs) | SFr			2,500
Essemtec’s underlying gross profit (in Francs) | SFr			SFr 17,360
NanoFabrica [Member]
Financial Instruments (Details) [Line Items]
Contingent consideration liability (in Dollars)		$ 1,367
Level 2 [Member]
Financial Instruments (Details) [Line Items]
Expected dividend yield		0.00%	0.00%
Level 2 [Member] | Bottom of range [member]
Financial Instruments (Details) [Line Items]
Expected term of warrant		2 years 1 month 6 days	2 years 1 month 6 days	3 years 1 month 6 days
Expected volatility		138.50%	138.50%	118.77%
Risk-free rate		0.69%	0.69%	0.17%
Level 2 [Member] | Top of range [member]
Financial Instruments (Details) [Line Items]
Expected term of warrant		2 years 8 months 4 days	2 years 8 months 4 days	3 years 8 months 4 days
Expected volatility		152.40%	152.40%	128.10%
Risk-free rate		0.83%	0.83%	0.24%
Level 3 [Member]
Financial Instruments (Details) [Line Items]
Percentage of shares and voting interests		100.00%
Major Business Combination [Member]
Financial Instruments (Details) [Line Items]
Expected volatility	196.01%	56.89%	56.89%
Risk-free rate	0.02%	0.09%	0.09%
Expected dividend yield		0.00%	0.00%
Share price protection period	1 year	3 months 21 days	3 months 21 days
Fair value of shares price (in Dollars per share) | $ / shares	$ 7.25	$ 3.8